Share-based Compensation - Summary of Share Option Activity (Detail) - ¥ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Beginning balance				18,373,219
Number of shares, Granted	18,373,219			2,449,800
Number of shares, Exercised	0			0
Number of shares, Canceled				(13,373,019)
Number of shares, Forfeited				(7,450,000)
Number of shares, Ending balance	18,373,219
Weighted average exercise price, Beginning balance	¥ 0		¥ 0	¥ 0
Weighted average exercise price, Granted	0			0
Weighted average exercise price, Exercised	0			0
Weighted average exercise price, Canceled				0
Weighted average exercise price, Forfeited	0			0
Weighted average exercise price, Ending balance	0			0
Weighted average grant date fair value, Beginning balance				1.30
Weighted average exercise price, Exercisable				0
Weighted average grant date fair value, Granted	1.30			3.63
Weighted average exercise price, Expected to vest				0
Weighted average grant date fair value, Exercised	0			0
Weighted average grant date fair value, Canceled				2.08
Weighted average grant date fair value, Forfeited				¥ 0.68
Weighted average grant date fair value, Ending balance	1.30
2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Beginning balance			15,811,019
Number of shares, Exercised and forfeited			(3,446,700)
Weighted average exercise price, Exercised and forfeited			¥ 0
Weighted average grant date fair value, Exercised and forfeited			¥ 12.62
Number of shares, Granted				15,814,019
Number of shares, Exercised and replaced			(12,364,319)
Weighted average exercise price, Exercised and replaced			¥ 0
Weighted average grant date fair value, Exercised and replaced			12.62
Number of shares, Exercised				0
Number of shares, Surrendered				(3,000)
Number of shares, Ending balance				15,811,019
Weighted average exercise price, Beginning balance		¥ 0	0	¥ 0
Weighted average exercise price, Granted				0
Weighted average exercise price, Exercised				0
Weighted average exercise price, Surrendered				0
Weighted average exercise price, Ending balance	¥ 0		0	0
Weighted average grant date fair value, Beginning balance			12.62
Weighted average exercise price, Exercisable			0
Weighted average grant date fair value, Granted				12.62
Weighted average exercise price, Expected to vest			¥ 0
Weighted average grant date fair value, Exercised				0
Weighted average grant date fair value, Surrendered				12.62
Weighted average grant date fair value, Ending balance				12.62
2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Beginning balance		15,299,019
Number of shares, Granted		694,904	15,299,019
Number of shares, Exercised		0	0
Number of shares, Forfeited		(241,650)
Number of shares, Ending balance		15,752,273	15,299,019
Weighted average exercise price, Beginning balance		¥ 0	¥ 0
Number of shares, Exercisable		9,551,437
Weighted average exercise price, Granted		¥ 0	0
Number of shares, Expected to vest		6,200,836
Weighted average exercise price, Exercised		¥ 0	0
Weighted average exercise price, Forfeited		0	0
Weighted average exercise price, Ending balance		0	0	¥ 0
Weighted average grant date fair value, Beginning balance		25.89
Weighted average exercise price, Exercisable		0
Weighted average grant date fair value, Granted		88.33	25.89
Weighted average exercise price, Expected to vest		0
Weighted average grant date fair value, Exercised		0	0
Weighted average grant date fair value, Forfeited		34.38
Weighted average grant date fair value, Ending balance		28.51	¥ 25.89
Weighted average grant date fair value, Exercisable		24.52
Weighted average grant date fair value, Expected to vest		¥ 34.66